Share-based compensation - Text Details (Detail) € in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2023 yr	Dec. 31, 2025 EUR (€) shares yr performanceCondition	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025 USD ($) shares performanceCondition	Dec. 31, 2024 USD ($) shares
Share-based compensation [Line Items]
Total cost		€ 148,000		€ 104,000		€ 97,000
Comparison group for performance shares		20	20	20	20	20
Risk free interest rate, share options granted		1.82%	1.82%
Expected volatility, share options granted		38.00%	38.00%
Volatility assumption, measurement period		10 years							10 years
EUR
Share-based compensation [Line Items]
Intrinsic value of options exercised		€ 800		€ 15
Proceeds from exercise of options		€ 8,400		€ 84
Number of share options exercisable in share-based payment arrangement (in shares) | shares		2,966,493		39,983					2,966,493	39,983
Number of share options (in shares) | shares		2,966,493		3,396,539		3,660,000			2,966,493	3,396,539
Weighted average remaining contractual term in years		6 years 8 months 12 days	6 years 8 months 12 days	8 years 1 month 6 days	8 years 1 month 6 days
Weighted average remaining contractual term of exercisable share options in years				4 months 24 days	4 months 24 days
Intrinsic value of options exercisable		€ 3,200		€ 90
Intrinsic value of options outstanding		7,600
US Dollar
Share-based compensation [Line Items]
Intrinsic value of options exercised | $			$ 0.5		$ 0.0
Proceeds from exercise of options		€ 4,400		€ 0
Number of share options exercisable in share-based payment arrangement (in shares) | shares		1,381,643		0					1,381,643	0
Number of share options (in shares) | shares		1,381,643		1,637,764		1,929,000			1,381,643	1,637,764
Weighted average remaining contractual term in years		5 years 9 months 18 days	5 years 9 months 18 days	8 years	8 years
Weighted average remaining contractual term of exercisable share options in years				0 years	0 years
Intrinsic value of options exercisable | $									$ 3.7	$ 0.0
Intrinsic value of options outstanding | $									$ 1.5
Income tax deduction		€ 1,000		€ 0
TSR | Top of range
Share-based compensation [Line Items]
Vesting requirements, weight of metric		40.00%	40.00%			50.00%	50.00%	50.00%
EPS
Share-based compensation [Line Items]
Vesting requirements, weight of metric		40.00%	40.00%			40.00%	40.00%	40.00%
SDG | Bottom of range
Share-based compensation [Line Items]
Vesting requirements, weight of metric		20.00%	20.00%			10.00%	10.00%	10.00%
Share-based compensation
Share-based compensation [Line Items]
Share-based compensation cost		€ 141,000
Restricted shares
Share-based compensation [Line Items]
Vesting period		3 years							3 years
Unrecognized compensation costs related to non-vested shares		€ 67,000		73,000		€ 63,000
Cost recognition period (weighted average)		1 year 9 months 18 days	1 year 9 months 18 days
Performance share plans
Share-based compensation [Line Items]
Vesting period		3 years							3 years
Number of applicable conditions | performanceCondition		3							3
Unrecognized compensation costs related to non-vested shares		€ 116,000		€ 128,000		€ 102,000
Cost recognition period (weighted average)		1 year 9 months 18 days	1 year 9 months 18 days
Employee stock purchase plan
Share-based compensation [Line Items]
Total cost		€ 6,000
Retention option plan
Share-based compensation [Line Items]
Vesting period		2 years							2 years
Option life, share options granted | yr	10	10	10